Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2020
Prepaid Expense And Other Assets Current [Abstract]
Prepayment And Other Current Assets

7.  Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets (in thousands):

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Prepaid rental and deposits	12,660	8,695	1,333
Prepayments to suppliers and other business related expenses	32,954	23,896	3,662
Receivables related to exercise of employee options	4,003	4,696	720
Costs to fulfill contracts with customers	1,686	89	14
Others	6,088	5,470	836
Total	57,391	42,846	6,565

Prepayments to suppliers and other business related expenses mainly consist of business related staff advances, in-house produced content costs and the Group’s prepaid content licenses fee to third-party content suppliers for the rights to access and present on the Group’s website the content produced by these suppliers during a certain period. These content licenses generally have a license period of one to three years, and are amortized over the license period on a straight-line basis. The portion of the prepaid content license costs that relates to the license period for more than 12 months from the balance sheet date is classified as other non-current assets.